Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of United Kingdom research and development incentives receivable

	Current	Long-Term	Total
Balance at December 31, 2023	$23,894	$25,468	$49,362
UK research and development incentives, transfer	25,468	(25,468)	—
UK research and development incentives, adjustments	(25,468)	(20)	(25,488)
UK research and development incentives cash receipt	(23,848)	—	(23,848)
Foreign currency translation	(46)	20	(26)
Balance at December 31, 2024	$—	$—	$—

Schedule of potentially dilutive outstanding instruments which were not included in the computation of diluted EPS

	As of June 30,
	2025	2024
Common stock purchase warrants	1,467,581	1,150,834
Stock options	300,467	56,699
Convertible debt	—	100,947
Total	1,768,048	1,308,480

	December 31,	December 31,
	2024	2023
Common stock purchase warrants	1,467,581	408,640
Stock options	229,919	56,609
Convertible debt	360,335	273,973
Total	2,057,835	739,222